Significant accounting policies - Vasta Platform (Successor) (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Property, buildings and leasehold improvements | Minimum
Property, Plant and Equipment
Estimated useful lives (in years)	5 years
Property, buildings and leasehold improvements | Minimum | Vasta Platform (Successor)
Property, Plant and Equipment
Estimated useful lives (in years)		5 years
Property, buildings and leasehold improvements | Maximum
Property, Plant and Equipment
Estimated useful lives (in years)	20 years
Property, buildings and leasehold improvements | Maximum | Vasta Platform (Successor)
Property, Plant and Equipment
Estimated useful lives (in years)		20 years
IT equipment | Minimum
Property, Plant and Equipment
Estimated useful lives (in years)	3 years
IT equipment | Minimum | Vasta Platform (Successor)
Property, Plant and Equipment
Estimated useful lives (in years)		3 years
IT equipment | Maximum
Property, Plant and Equipment
Estimated useful lives (in years)	10 years
IT equipment | Maximum | Vasta Platform (Successor)
Property, Plant and Equipment
Estimated useful lives (in years)		10 years
Furniture, equipment and fittings | Minimum
Property, Plant and Equipment
Estimated useful lives (in years)	3 years
Furniture, equipment and fittings | Minimum | Vasta Platform (Successor)
Property, Plant and Equipment
Estimated useful lives (in years)		3 years
Furniture, equipment and fittings | Maximum
Property, Plant and Equipment
Estimated useful lives (in years)	10 years
Furniture, equipment and fittings | Maximum | Vasta Platform (Successor)
Property, Plant and Equipment
Estimated useful lives (in years)		10 years
Land (for finance leasings) | Vasta Platform (Successor)
Property, Plant and Equipment
Estimated useful lives (in years)		10 years